Pay vs Performance (Tables)	12 Months Ended
Mar. 31, 2026
Items
Pay vs Performance

The following table summarizes “Compensation Actually Paid” versus performance in the past three fiscal years:

Year Ended March 31,	Summary Compensation Table Total for CEO($)	“Actually Paid” CEO Compensation ($)(1)	Average Summary Comp. Table Total for Non-CEO NEOs($)	Average Comp. Actually Paid to Non-CEO NEOs($)(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return($)(2)	Company Net Income($)	Company Income from Operations ($)(3)
2026	585,775	575,924	215,515	215,515	93.38	15,199,195	15,920,491
2025	586,515	541,220	205,855	205,855	86.44	15,064,516	15,994,149
2024	577,985	619,910	192,726	195,226	113.48	17,124,699	18,518,865

(1)“Actually paid compensation” is defined as “total compensation” as reported in the Summary Compensation Table except the value of Option Awards calculated as follows: (i) for new option awards granted during the fiscal year, the fair value as of the earlier of the vesting date or the last day of the fiscal year; plus (ii) for awards granted in prior fiscal years (and not vested as of the first day of the covered fiscal year), the change in fair value (positive or negative) from the end of the last fiscal year to the earlier of the vesting date or the end of the covered fiscal year. Fair value is determined from the Black-Scholes-Merton option-pricing model with the assumptions discussed in Note 7 to the Financial Statements in our Annual Report on Form 10-K for the year ended March 31, 2026.

(2)Based on an initial fixed $100 investment at March 31, 2023.
(3)We use income from operations as an important financial metric to link compensation to financial performance.

Adjustments to determine “Compensation Actually Paid” for the CEO are summarized as follows:

	Year Ended March 31,
Adjustments to Determine “Compensation Actually Paid” for CEO	2026	2025	2024
Deduction for amounts reported under the “Option Awards” columns in the Summary Compensation Table	($41,026)	($57,045)	($50,175)
Increase for Fair Value of Awards granted during fiscal year that remained unvested as of fiscal year end	37,675	28,500	74,600
Increase/deduction for change in Fair Value from prior fiscal year-end to vesting date of Awards granted prior to year that vested during the fiscal year	(6,500)	(16,750)	17,500
Total Adjustments	($9,851)	($45,295)	$41,925